SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

Shares issued in exchange of Series B Warrants

On May 15, 2023, the Company entered into an Exchange Agreement (the “Agreement”) with the convertible note holder (the “Holder”) for the Series B Warrants (“Existing Warrant”) that was issued pursuant to the Amended and Restated Securities Purchase Agreement (see Note 14). Pursuant to the Agreement, the Holder assigned the Existing Warrant to the Company in exchange for 1,000,000 common shares of the Company (the “Exchange”) in reliance upon the exemption from registration provided by Section 3(a)(9) of the Securities Act of 1933, as amended. The Exchange closed on May 15, 2023.

Shares issued in connection with conversion of convertible note

Pursuant to the Amended and Restated Securities Purchase Agreement (see Note 14), in June 2023, the Holder elected to convert total of aggregated principal of $400,000 with aggregated interest of $38,809 to total 1,326,537 common shares of the Company.

Termination of lease of MTM

On May 1, 2023, the Company entered an agreement to early terminate the lease agreement on MTM’s premise on July 31, 2023. MTM agreed to pay $140,336 (C$189,926) termination penalty and the regular month rent from May 2023 to July 2023. From July 31, 2023, MTM moved to 95 Moatfield for its future operation.

Shares issued for services

On June 5, 2023, the Company issued total of 115,000 common shares of the Company to settle certain liabilities. On June 12, 2023, pursuant to the Amended and Restated 2023 Restricted Stock Plan adopted by the Company on May 16, 2023, the Company issued total of 4,546,233 common shares of the Company to certain employees and consultants of the Company as the award for the services.

Disposition of asset

On June 22, 2023, the Company sold its property located at 41 Metropolitan Road E., Toronto, Canada (the “41 Metropolitan Building”) for $13.3 million (C$18 million) to an unrelated purchaser for cash. The 41 Metropolitan Building was acquired by the Company in 2019. The proceeds of sale was used to settle the carried mortgages in the aggregate amount of approximately $5.5 million (C$7.5 million) and pay back portion of shareholder advance from Ms. Fan Zhou of $4.5 million (C$6.1 million). The net proceeds of cash to the Company from the sale of the 41 Metropolitan Building was approximately $2.4 million (C$3.3 million).

In July 2023, the Company entered the purchase agreements with two unrelated parties to sell its properties located at 200 and 260 Town Centre, Markham (the “Town Centre Buildings”) for cash of $18.7 million (C$25.3 million). The Town Centre Buildings were acquired by the Company in April 2021 under its subsidiaries Animation Group and NeoCanaan Investment respectively, and carried mortgage in the aggregate amount of $11.2 million (C$15.2 million) and a private mortgage of $3.0 million (C$4 million). The deals are estimated to be closed on August 31, 2023.

Nasdaq letter

On June 14, 2023, the Company received a letter from the Nasdaq Listing Qualifications Department Staff (the “Staff’) of the Nasdaq Stock Market LLC (“Nasdaq”), notifying the Company that, based upon the closing bid price for the last 31 consecutive business days, the Company no longer meets this requirement set forth under Nasdaq Listing Rule 5550(a)(2), which requires an issuer to maintain a minimum closing bid price of $1 per share (the “Minimum Bid Price Rule”). In accordance with the Nasdaq Listing Rules, the Company was provided with a 180-day compliance period to regain compliance with the Minimum Bid Price Rule, through December 11, 2023. If at any time during this 180-day period the closing bid price of the Company’s security is at least $1 for a minimum of ten consecutive business days, Nasdaq Staff will provide us written confirmation of compliance and the matter will be closed. The notice has no immediate impact on the listing or trading of our securities on Nasdaq. The Company intends to monitor the closing bid price of its common shares and may, if appropriate, consider implementing available options, including, but not limited to, implementing a reverse share split of its outstanding common shares, to regain compliance with the Minimum Bid Price Rule under the Nasdaq Listing Rules.

Lien from construction contractors

In May 2023, the lien of $1.1 million (C$1.5 million) was registered on 95/105 Moatfield by the general contractor on its parking lot project assumed from the seller of the properties on September 23, 2022. Among the amount, approximately $0.7 million (C$0.9 million) has been settled between the Company and one subcontractor in March 2023. The remaining balance of $0.4 million (C$0.6 million) was accrued as contingency liabilities as at March 31, 2023. The Company believes that all liabilities related to this project shall be responsible by the seller and amount shall be credited on the purchase price, thus, the Company has filed a lawsuit against the seller and the general contractor and the subcontractor to reimburse all excess payments subsequent to the purchase date on this project and remove the lien registration.

Shareholder advance withdrawal

In June 2023, Ms. Fan Zhou withdrawn approximately $4.5 million (C$6.1 million) from net proceeds of sale of 41 Metropolitan Rd, as the payback of her advance to the Company. Ms. Zhou also paid the deposit of $665,010 on a land purchase (see below) on behalf of the Company on June 23, 2023 (the “Bethune Advance Deposit”). The Bethune Advance Deposit will have a term of one year, be non-interest bearing, and grant the Company an option to extend the due date. As of the report date, all loans and advances by Ms. Fan Zhou to the Company have been substantially repaid.

Land purchase

On June 23, 2023, the Company entered a purchase agreement with a related party Bethune Great Health Investment Management Inc. (“Bethune”) to purchase a land for $1.3 million (C$1.7 million). Ms. Fan Zhou has no ownership at Bethune but acts as one of its directors. The Company made a deposit of $665,010 (C$900,000) to the seller when agreement was signed, and the remaining balance of $597,031 (C$808,000) will be paid on September 30, 2023 when the ownership of the land is transferred per the agreement.